Long-term debt - Estimated Fair Values of Principal and Interest Obligations of Outstanding Senior Secured Notes (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Senior notes	$ 49.3	$ 58.4
2008 notes [member]
Disclosure of fair value measurement of liabilities [line items]
Senior notes	4.3	5.3
2010 Q1 notes [member]
Disclosure of fair value measurement of liabilities [line items]
Senior notes	10.2	12.6
2010 Q4 notes [member]
Disclosure of fair value measurement of liabilities [line items]
Senior notes	22.0	25.7
2011 notes [member]
Disclosure of fair value measurement of liabilities [line items]
Senior notes	$ 12.8	$ 14.8